RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 – RELATED PARTY TRANSACTIONS

Certain of our directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2014 and 2013.

A summary of loans to our directors and executive officers whose borrowing relationship (which includes loans to entities in which the individual owns a 10% or more voting interest) exceeds $60,000 for the years ended December 31 follows:

	2014	2013
	(In thousands)
Balance at beginning of year	$351	$208
New loans and advances	-	240
Repayments	(135)	(97)
Balance at end of year	$216	$351

Deposits held by us for directors and executive officers totaled $1.0 million and $0.8 million at December 31, 2014 and 2013, respectively.